Other Expenses - Schedule of Other Expenses (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Expenses [Line Items]
Total		$ 5,258,797	$ 1,778,786	$ 9,968,423	$ 3,339,127
Fines [Member]
Schedule of Other Expenses [Line Items]
Total	[1]	4,909,412	1,598,455	9,065,960	3,016,320
Other [Member]
Schedule of Other Expenses [Line Items]
Total		$ 349,385	$ 180,331	$ 902,463	$ 322,807

[1]	Relates to fines paid on behalf of platform users for acquisition and retention purposes to support platform usage.